New Market Tax Credit Entities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 29, 2010	Dec. 31, 2010
Variable Interest Entity [Line Items]
Renewable energy project amount			$ 43,000,000
Maximum percentage of qualified investments in the equity of CDEs eligible for tax credits			39.00%
Non-controlling interests	7,923,000	7,923,000
Variable Interest Entity, Primary Beneficiary | Chase NMTC Verso Investment Fund, LLC
Variable Interest Entity [Line Items]
Related party debt, outstanding amount	23,305,000	23,305,000
Related party debt, stated interest rate	6.50%	6.50%		6.50%
Related party debt, maturity date	Dec. 29, 2040	Dec. 29, 2040		Dec. 29, 2040
Non-controlling interests			9,000,000
Put option, anticipated exercise date			2017-12
Tax credit, recapture percentage			100.00%
Tax credit, recapture period			7 years
Variable Interest Entity, Primary Beneficiary | Chase NMTC Verso Investment Fund, LLC | Verso Paper Finance Holdings LLC
Variable Interest Entity [Line Items]
Related party debt, outstanding amount	$ 23,305,000			23,305,000
Related party debt, stated interest rate				6.50%
Related party debt, maturity date				Dec. 29, 2040